Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,471,203		$ 2,433,785
Off-balance sheet commitments	259,643
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	259,742
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(99)
Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	188,258
Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	188,258
Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	981,696		962,964
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,167		90,393
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,666		52,919
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	615,108
Financial assets and off-balance sheet loan commitments	2,251,833	$ 2,160,680
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,645,418	1,599,526
Off-balance sheet commitments	615,526	571,107
Financial assets and off-balance sheet loan commitments	2,260,944	2,170,633
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,693)	(9,480)
Off-balance sheet commitments	(418)	(473)
Financial assets and off-balance sheet loan commitments	(9,111)	(9,953)
IFRS 9 | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	591,683	544,882
IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	592,008	545,258
IFRS 9 | Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(325)	(376)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,425	25,752
IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,518	25,849
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(93)	(97)
12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	569,107	519,757
12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	569,250	519,883
12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(143)	(126)
12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,865	22,004
12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,884	22,021
12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(19)	(17)
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,700	24,147
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,839	24,330
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(139)	(183)
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,305	3,601
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,334	3,619
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(29)	(18)
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	869	932
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	912	999
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(43)	(67)
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	252	125
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	297	187
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(45)	(62)
Lifetime expected credit losses | POCI | IFRS 9 | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7	46
Lifetime expected credit losses | POCI | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7	46
Lifetime expected credit losses | POCI | IFRS 9 | Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Lifetime expected credit losses | POCI | IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	22
Lifetime expected credit losses | POCI | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	22
Lifetime expected credit losses | POCI | IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,666
Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			962,964
Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			970,448
Financial assets at amortised cost, category | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			(7,484)
Financial assets at amortised cost, category | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			90,393
Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			90,393
Financial assets at amortised cost, category | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			$ 0
Financial assets at amortised cost, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,987
Financial assets at amortised cost, category | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,260,944
Financial assets at amortised cost, category | IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,111)
Financial assets at amortised cost, category | IFRS 9 | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	981,696	949,737
Financial assets at amortised cost, category | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	990,321	959,080
Financial assets at amortised cost, category | IFRS 9 | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,625)	(9,343)
Financial assets at amortised cost, category | IFRS 9 | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,167	82,559
Financial assets at amortised cost, category | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,180	82,582
Financial assets at amortised cost, category | IFRS 9 | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13)	(23)
Financial assets at amortised cost, category | IFRS 9 | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	582,862	557,750
Financial assets at amortised cost, category | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	582,917	557,864
Financial assets at amortised cost, category | IFRS 9 | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(55)	(114)
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,158,313
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,476)
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	913,912	870,257
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	915,188	871,566
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,276)	(1,309)
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,862	81,010
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,873	81,027
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11)	(17)
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	581,091	556,157
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	581,118	556,185
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(27)	(28)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	87,939
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,284)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	59,678	70,457
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,786	72,658
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,108)	(2,201)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	305	1,536
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	307	1,540
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(4)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,667	1,513
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,673	1,517
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(4)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,358
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,157)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,976	8,291
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,023	13,882
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,047)	(5,591)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	13
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	15
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(2)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104	73
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	126	155
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	(82)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	334
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(194)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	130	732
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	324	974
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(194)	(242)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	7
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	7
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	343,110	322,163
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(84)	(184)
Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,782	322,511
Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,866	322,695
Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(84)	(184)
Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,782
Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,866
Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(84)
Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,022	319,794
Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,055	319,822
Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(33)	(28)
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	749	2,147
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	799	2,289
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(50)	(142)
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7	570
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	584
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(14)
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	0
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	0
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	214,937
Strong | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	188,258
Strong | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	383,018
Financial assets and off-balance sheet loan commitments	1,443,566	1,371,843
Strong | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	373,302	341,580
Strong | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,716	10,339
Strong | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	372,597	338,855
Strong | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,582	9,608
Strong | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	705	2,725
Strong | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	134	731
Strong | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Lifetime expected credit losses | POCI | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Lifetime expected credit losses | POCI | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Financial assets at amortised cost, category | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	485,451	479,067
Strong | Financial assets at amortised cost, category | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,249	70,959
Strong | Financial assets at amortised cost, category | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	514,848	469,898
Strong | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	483,907	475,881
Strong | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,199	70,024
Strong | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	514,525	469,691
Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,544	3,186
Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50	935
Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	323	207
Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	319,632	297,961
Strong | Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	319,632
Strong | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	319,623	297,753
Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	208
Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	25,743
Good | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0
Good | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	144,476
Financial assets and off-balance sheet loan commitments	440,770	410,779
Good | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	137,076	121,508
Good | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,400	7,086
Good | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	132,220	115,008
Good | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,879	6,590
Good | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,856	6,500
Good | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	521	496
Good | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Lifetime expected credit losses | POCI | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Lifetime expected credit losses | POCI | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Financial assets at amortised cost, category | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	244,199	227,146
Good | Financial assets at amortised cost, category | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,371	7,692
Good | Financial assets at amortised cost, category | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44,724	47,347
Good | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	233,843	211,084
Good | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,250	7,351
Good | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44,339	47,019
Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,356	16,062
Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	121	341
Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	385	328
Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,454	6,786
Good | Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,454
Good | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,358	6,678
Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96	108
Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,790
Satisfactory | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0
Satisfactory | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	80,983
Financial assets and off-balance sheet loan commitments	338,908	345,676
Satisfactory | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	75,478	74,694
Satisfactory | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,505	7,408
Satisfactory | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	63,457	64,429
Satisfactory | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,264	5,500
Satisfactory | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	12,021	10,265
Satisfactory | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,241	1,908
Satisfactory | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Lifetime expected credit losses | POCI | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Lifetime expected credit losses | POCI | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Financial assets at amortised cost, category | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	230,357	220,089
Satisfactory | Financial assets at amortised cost, category | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,549	3,890
Satisfactory | Financial assets at amortised cost, category | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,019	39,595
Satisfactory | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	191,851	180,002
Satisfactory | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,413	3,642
Satisfactory | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,184	38,929
Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,506	40,087
Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	136	248
Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	835	666
Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,210	13,088
Satisfactory | Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,210
Satisfactory | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,856	12,941
Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	354	147
Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,869
Sub- standard | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0
Sub- standard | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,830
Financial assets and off-balance sheet loan commitments	23,034	26,048
Sub- standard | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,233	6,431
Sub- standard | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	597	807
Sub- standard | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	976	1,591
Sub- standard | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	159	323
Sub- standard | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,257	4,840
Sub- standard | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	438	484
Sub- standard | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub- standard | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub- standard | Lifetime expected credit losses | POCI | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub- standard | Lifetime expected credit losses | POCI | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub- standard | Financial assets at amortised cost, category | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,993	17,922
Sub- standard | Financial assets at amortised cost, category | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	26
Sub- standard | Financial assets at amortised cost, category | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	200	862
Sub- standard | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,587	4,599
Sub- standard | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	10
Sub- standard | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70	546
Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,380	13,323
Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	16
Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	130	316
Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	0
Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,558	4,276
Sub- standard | Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,558
Sub- standard | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,218	2,450
Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	340	1,826
Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	14,666	16,287
Credit impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	919	1,045
Credit impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	300	209
Credit impaired | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	912	999
Credit impaired | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	297	187
Credit impaired | Lifetime expected credit losses | POCI | IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7	46
Credit impaired | Lifetime expected credit losses | POCI | IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	22
Credit impaired | Financial assets at amortised cost, category | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,321	14,856
Credit impaired | Financial assets at amortised cost, category | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	15
Credit impaired | Financial assets at amortised cost, category | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	126	162
Credit impaired | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,023	13,882
Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	15
Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	126	155
Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	298	974
Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	7
Credit impaired | Financial assets measured at fair value through other comprehensive income, category | IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	584
Credit impaired | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	584
Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 4	$ 0